Schedule I - Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Parent Company

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands, except share and per share data)

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	103,561	343,144	56,683
Investment in available-for-sale securities	269,235	—	—
Prepaid expenses and other current assets	420	732	121
Amounts due from subsidiaries	357,073	346,144	57,179

Total current assets	730,289	690,020	113,983
Investments in subsidiaries	285,210	298,642	49,332

TOTAL ASSETS	1,015,499	988,662	163,315

LIABILITIES AND SHAREHOLDERS’ EQUITY
Option liabilities	12,344	—	—
Other payables	7,572	4,353	719
Amounts due to subsidiaries	6,574	6,375	1,052

Total current liabilities	26,490	10,728	1,771

Shareholders’ equity:
Ordinary shares, par value RMB0.027 (HK$0.025) per share:
8,000,000,000 shares authorized; 37,815,292 shares issued and outstanding in 2012 and 38,007,770 shares issued and outstanding in 2013, respectively	988	992	164
Treasury stock, 3,900 shares, par value	*	*	*
Additional paid-in capital	925,870	927,127	153,150
Retained earnings	126,295	112,413	18,570
Accumulated other comprehensive loss	(64,144)	(62,598)	(10,340)

Total shareholders’ equity	989,009	977,934	161,544

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,015,499	988,662	163,315

*	Less than RMB1 (US$1)

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENTS OF OPERATIONS

(In thousands, except share and per share data)

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Selling and marketing expenses	—	—	—	—
General and administrative expenses	(23,845)	(27,205)	(22,660)	(3,743)

Loss from operations	(23,845)	(27,205)	(22,660)	(3,743)
Interest income	1	1	1	—
Gain on sales of short-term investments	32,637	112,960	6,466	1,068
Change in fair value of marketable options	7,252	(16,094)	853	141
Other income	—	444	—	—

Income (loss) before equity in earnings of subsidiaries	16,045	70,106	(15,340)	(2,534)
Equity in (losses) earnings of subsidiaries	(12,520)	(1,557)	1,458	241

Net income (loss)	3,525	68,549	(13,882)	(2,293)

Net income (loss) per share
Basic	0.09	1.81	(0.37)	(0.06)
Diluted	0.09	1.67	(0.37)	(0.06)
Weighted average shares used in computation:
Basic	37,443,657	37,780,134	37,986,150	37,986,150
Diluted	40,465,449	41,092,700	37,986,150	37,986,150

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENT OF COMPREHENSIVE LOSS

(In thousands, except share and per share data)

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net income	3,525	68,549	(13,882)	(2,293)
Foreign currency translation loss	(15,004)	(2,370)	(10,799)	(1,784)
Unrealized (loss) gain on available-for-sale securities	(9,053)	(14,637)	12,345	2,039

Comprehensive (loss) income	(20,532)	51,542	(12,336)	(2,038)

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

STATEMENTS OF CHANGES IN EQUITY

(In thousands, except share and per share data)

	Ordinary Shares			Additional paid-in capital		Treasury Stock		Retained Earnings	Accumulated Other Comprehensive Loss
	Shares	Amount				Shares	Amount			Total
		RMB		RMB			RMB	RMB	RMB	RMB
Balance as of January 1, 2011	36,742,832		965		916,719	—	—	54,221	(23,080)		948,825
Issuance of ADR shares for the exercise of employee share options	795,329		17		(17)	—	—	—	—		—
Net income	—		—		—			3,525	—		3,525
Foreign currency translation adjustments	—		—		—	—	—	—	(15,004)		(15,004)
Employee share options compensation	—		—		7,127	—	—	—	—		7,127
Unrealized loss on available-for-sale securities	—		—		—	—	—	—	(9,053)		(9,053)

Balance as of December 31, 2011	37,538,161		982		923,829	—	—	57,746	(47,137)		935,420
Purchase of treasury stock	(3,900)		—		(29)	3,900	—	—	—		(29)
Issuance of ADR shares for the exercise of employee share options	281,031		6		(6)	—	—	—	—		—
Net loss	—		—		—	—	—	68,549	—		68,549
Foreign currency translation adjustments	—		—		—	—	—	—	(2,370)		(2,370)
Employee share options compensation	—		—		2,076	—	—	—	—		2,076
Unrealized gain on available-for-sale securities	—		—		—	—	—	—	(14,637)		(14,637)

Balance as of December 31, 2012	37,815,292		988		925,870	3,900	—	126,295	(64,144)		989,009
Issuance of ADR shares for the exercise of employee share options	192,478		4		(4)	—	—	—	—		—
Net income	—		—		—	—	—	(13,882)	—		(13,882)
Foreign currency translation adjustments	—		—		—	—	—	—	(10,799)		(10,799)
Employee share options compensation	—		—		1,261	—	—	—	—		1,261
Unrealized loss on available-for-sale securities	—		—		—	—	—	—	12,345		12,345

Balance as of December 31, 2013	38,007,770		992		927,127	3,900	—	112,413	(62,598)		977,934

		US$	164	US$	153,150		—	US$18,570	(US$10,340)	US$	161,544

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENTS OF CASH FLOWS

(In thousands, except share and per share data)

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income (loss)	3,525	68,549	(13,882)	(2,293)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in losses (earnings) of subsidiaries	12,520	1,557	(1,458)	(241)
(Gain) loss from short sale of stock options	(37,942)	(94,027)	21,685	3,582
Loss from sale of available-for-sale securities	—	—	(25,100)	(4,146)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	478	(326)	(330)	(55)
Other payables	1,279	4,380	(3,034)	(501)
Amounts due to subsidiaries	920	4	—	—

Net cash used in operating activities	(19,220)	(19,863)	(22,119)	(3,654)

Cash flows from investing activities:
Purchase of available-for-sale securities	(332,132)	(767,590)	(325,095)	(53,702)
Proceeds from sales of available-for-sale securities	282,814	706,278	628,938	103,893
Proceeds from short sale of options	59,006	77,921	15,498	2,560
Cover short or assignment of option liabilities	(17,393)	20,613	(49,416)	(8,163)
Decrease in amounts due from subsidiaries	971	175	94	16

Net cash (used in) provided by investing activities	(6,734)	37,397	270,019	44,604

Cash flows from financing activities:
Repurchase of common stock	—	(29)	—	—

Net cash provided by financing activities	—	(29)	—	—

Effect of exchange rate changes on cash	(4,969)	(713)	(8,317)	(1,374)

Net (decrease) increase in cash and cash equivalents	(30,923)	16,792	239,583	39,576
Cash and cash equivalents at the beginning of the year	117,692	86,769	103,561	17,107

Cash and cash equivalents at the end of the year	86,769	103,561	343,144	56,683

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

Notes to Schedule I:

Basis of preparation

The parent-company condensed financial information of Ninetowns is prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that Ninetowns uses the equity method to account for its investments in subsidiaries.

Amounts due from and due to subsidiaries

Amounts due from subsidiaries represents amounts loaned to subsidiaries for their investments in the Company’s PRC subsidiaries. Amounts due from subsidiaries are non-interest bearing, unsecured and do not have specified payment terms. Amounts due to subsidiaries are payable within one year.